UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Incline Global Management, LLC
Address: 40 West 57th Street, 26th Floor
         New York, NY  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Zucaro
Title:     Chief Financial Officer
Phone:     212.488.2913

Signature, Place, and Date of Signing:

 /s/   Michael Zucaro     New York, NY     January 23, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $88,778 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     5599   158600 SH       SOLE                   158600        0        0
APPLE INC                      COM              037833100     5614    10550 SH       SOLE                    10550        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     3817    67610 SH       SOLE                    67610        0        0
COLFAX CORP                    COM              194014106     2459    60930 SH       SOLE                    60930        0        0
CONCHO RES INC                 COM              20605P101     2369    29410 SH       SOLE                    29410        0        0
E M C CORP MASS                COM              268648102     4680   184980 SH       SOLE                   184980        0        0
EBAY INC                       COM              278642103     5489   107640 SH       SOLE                   107640        0        0
GOOGLE INC                     CL A             38259P508     5532     7820 SH       SOLE                     7820        0        0
HALLIBURTON CO                 COM              406216101     5650   162870 SH       SOLE                   162870        0        0
INTERCONTINENTAL HTLS GRP PL   SPON ADR NEW 12  45857P400     3525   126712 SH       SOLE                   126712        0        0
JPMORGAN CHASE & CO            COM              46625H100     5566   126600 SH       SOLE                   126600        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4765    83470 SH       SOLE                    83470        0        0
NIKE INC                       CL B             654106103     4518    87560 SH       SOLE                    87560        0        0
PENTAIR LTD                    SHS              H6169Q108     3526    71736 SH       SOLE                    71736        0        0
QUALCOMM INC                   COM              747525103     5617    90810 SH       SOLE                    90810        0        0
THE ADT CORPORATION            COM              00101J106     5616   120790 SH       SOLE                   120790        0        0
TRANSDIGM GROUP INC            COM              893641100     1747    12810 SH       SOLE                    12810        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104     5554   189890 SH       SOLE                   189890        0        0
UNION PAC CORP                 COM              907818108     4593    36530 SH       SOLE                    36530        0        0
VERISIGN INC                   COM              92343E102     2542    65475 SH       SOLE                    65475        0        0